Financial Risk Management - Schedule of Contractual Undiscounted Cash Flows Analysed by Maturity and Currency (Detail) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of undiscounted cash flows financial assets liabilities [line items]
Bonds	£ 955	£ 611
Rate derivatives - inflows	(414)	(275)
Rate derivatives - outflows	412	273
FX forwards - inflows	(1,034)	(428)
FX forwards - outflows	1,049	421
Total	968	602
US Dollars [member]
Disclosure of undiscounted cash flows financial assets liabilities [line items]
Bonds	0	0
Rate derivatives - inflows	(2)	(6)
Rate derivatives - outflows	176	178
FX forwards - inflows	0	0
FX forwards - outflows	1,049	421
Total	1,223	593
Sterling [member]
Disclosure of undiscounted cash flows financial assets liabilities [line items]
Bonds	705	354
Rate derivatives - inflows	(163)	(9)
Rate derivatives - outflows	235	89
FX forwards - inflows	(1,034)	(428)
FX forwards - outflows	0	0
Total	(257)	6
Other currency [member]
Disclosure of undiscounted cash flows financial assets liabilities [line items]
Bonds	250	257
Rate derivatives - inflows	(249)	(260)
Rate derivatives - outflows	1	6
FX forwards - inflows	0	0
FX forwards - outflows	0	0
Total	2	3
In less than one year [member]
Disclosure of undiscounted cash flows financial assets liabilities [line items]
Bonds	250	0
Rate derivatives - inflows	(394)	(13)
Rate derivatives - outflows	408	5
FX forwards - inflows	(1,034)	(428)
FX forwards - outflows	1,049	421
Total	279	(15)
One to five years [member]
Disclosure of undiscounted cash flows financial assets liabilities [line items]
Bonds	0	257
Rate derivatives - inflows	(3)	(262)
Rate derivatives - outflows	1	268
FX forwards - inflows	0	0
FX forwards - outflows	0	0
Total	(2)	263
Later than five years [member]
Disclosure of undiscounted cash flows financial assets liabilities [line items]
Bonds	705	354
Rate derivatives - inflows	(17)	0
Rate derivatives - outflows	3	0
FX forwards - inflows	0	0
FX forwards - outflows	0	0
Total	£ 691	£ 354